INVESTMENT PROVISTA DIAGNOSTIC, INC	12 Months Ended
Dec. 31, 2021
Schedule of Investments [Abstract]
INVESTMENT PROVISTA DIAGNOSTIC, INC

NOTE 3 – INVESTMENT PROVISTA DIAGNOSTIC, INC

On April 19, 2021, the Company entered into a Share Purchase Agreement (“SPA”) with Strategic Investment Holdings, LLC, Ascenda BioSciences LLC (“SIH”, “Ascenda” and together referring as “Sellers”, respectively) and Provista Diagnostics, Inc. (“Provista”). Ascenda was the sole owner of the outstanding securities of Provista and SIH is the sole owner of all the outstanding securities of Ascenda. Provista is a medical diagnostics company based in Alpharetta, Georgia that owns the intellectual property rights to the proprietary breast cancer blood test, Videssa®, and has a diagnostic testing laboratory currently performing COVID-19 PCR testing, primarily for the medical and entertainment industries.

Subject to the terms and conditions of the SPA, the Company shall purchase from the Sellers 3,599 shares of Preferred Stock and 1,581 shares of Ordinary Stock (collectively the “Provista Shares”) representing 100% of Provista’ s securities outstanding, for an aggregate purchase price of $7,500 subject to the following terms:

1.	On or before April 19, 2021, (the “First Closing Date”), the Company shall deliver to Sellers a non-refundable deposit of $1,250 (the “Cash Deposit”). The Cash Deposit was delivered at April 21, 2021.

2.	On or before the First Closing Date, the Company shall deliver to Sellers or Sellers’ designees such number of non-refundable shares of its ordinary stock, par value NIS 0.01, (the “Todos Deposit Shares”) with a fair market value of $1,500, as defined in the SPA. 25,862,069 ordinary shares were delivered in August 2021.

3.	On or before July 1, 2021 (the “Second Closing Date”), the Company shall deliver to the Sellers a second payment of $1,250 (the “Second Cash Payment”). The second payment was made during July 2021.

4.	The Company shall have the option of extending the payment of the Second Cash Payment until July 15, 2021, by paying the Sellers an additional amount of $250 (the “Extension Payment”) on or before the Second Closing Date. If the Extension Payment is received by Sellers on or before the Second Closing Date, then the Company shall deliver the Convertible Note on the Second Closing Date and the Second Cash Payment on or before July 15, 2021. In the event the Company completes the Second Cash Payment, the aforesaid Extension Payment shall be credited towards the Second Cash Payment.

5.	On or before the Second Closing Date, the Company shall deliver to Sellers or their designees the Convertible Note in the principal amount of $3,500, payable by the Company to the Sellers (the “Note”). At any time or times on or after the issuance sate of the Note, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of common stock over a period commencing October 20, 2021 through April 8, 2025 (the “Maturity Date”), at the conversion price equal to the lesser of (i) $0.05 or (ii) the volume weighted average price of the last 20 trading days for the common shares prior to the conversion date (the “Fair Market Value”).

In the event the Sellers deliver a conversion notice to the Company at a per share price less than $0.05, the Company shall have the right to immediately notify the Sellers of its intention to pay the conversion amount in cash within 3 business days of receipt of the conversion notice (i.e. before Sellers would take possession of shares converted under the conversion notice). If, at any time between October 20, 2021 and April 20, 2022, the average of the lowest bid and closing sale price is below $0.05, the Company has the option to buy out all or any portion of the Note (the “Buyback Option”). In the event the Company exercises the Buyback Option for an amount equal to or greater than $1,170 (the “Buyback Amount”), the Sellers shall not submit any conversions below $0.05 for 90-days period from receipt of the Buyback Amount (the “90-Days Period”). The Company may exercise a second Buyback Option at the end of the 90-Days Period under the same terms. The Company must provide 30-days’ notice to the Sellers prior to exercising any Buyback Option or notify the Sellers of its intention to pay the Buyback Amount upon receipt of a conversion notice below $0.05 and pay the Buyback Amount within 3 business days of receipt of such notice.

In the event that the Company uplists its shares of common stock to a national securities exchange, the Note shall automatically be exchanged into preferred stock (the “Series B Preferred Stock”) with a conversion price equal to the lesser of (i) $0.05, (ii) the opening price on the day of the uplisting provides there is no transaction associated with the uplisting or (iii) the deal price of an uplisting transaction (the “Mandatory Conversion”).

If, at any time while this Note is outstanding, (i) the Company effects a Fundamental Transaction, , as defined in the SPA, then, upon any subsequent conversion of this Note, the Holder shall have the right to receive, for each Conversion Share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction, the same kind and amount of securities, cash or property as it would have been entitled to receive upon the occurrence of such Fundamental Transaction if it had been, immediately prior to such Fundamental Transaction, the holder of one share of common stock (the “Alternate Consideration”).

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 3 – INVESTMENT PROVISTA DIAGNOSTIC, INC (continue)

6.	The Company’s obligation to deliver the Second Cash Payment and the Convertible Note to the Seller at the Second Closing shall be secured by the Provista Shares to be held and released in accordance with the Escrow Agreement and all of Provista’s assets (the “Assets”) pursuant to the terms of the Security Agreement.

7.	At the First Closing, the Sellers shall hold full right, title, and interest in and to the Cash Deposit, and the Todos Deposit Shares paid to the Sellers or their designees and/or assignees on the First Closing Date free and clear of all rights, liens and encumbrances, without limitation. Additionally, should the Company fail to deliver the Second Cash Payment and/or the Convertible Note by the Second Closing Date, the Escrow Agent shall return the Provista Shares to the Sellers, and the Sellers shall become the sole owners. The Company further agrees and understands that in the event that the Company fails to deliver the Second Cash Payment and/or the Convertible Note to the Sellers at the Second Closing, the Cash Deposit and the Todos Deposit Shares shall be the property of the Sellers, and the Sellers shall retain and hold full right, title, and interest in and be the sole owners of the Cash Deposit, the Todos Deposit Shares and 100% of the Provista Shares. In such an event, the Company will have absolutely no rights, claims or interest of any type in connection with the Provista Shares, Cash Deposit or Todos Deposit Shares or this transaction, regardless of any alleged conduct by Seller or anyone else. Further, in such event the Company irrevocably will be deemed to have canceled this Agreement and relinquished all rights in and to the Provista Shares, Cash Deposit and Todos Deposit Shares.

The consummation of the transactions contemplated by the SPA have been taken place as of April 19, 2021.

Purchase price allocation

1.	Non-refundable shares of its ordinary stock - As agreed in the SPA, the Company committed to issue non-refundable 29,296,875 ordinary stock, par value NIS 0.01. The fair value of the non-refundable shares was estimated as of the Closing Date based on the Company’s share price as quoted in the OTC as of the Closing Date at $1,699.

2.	The fair value of the convertible note was estimated by third party appraiser as weighted average of the two possible scenarios of the total loan amount conversion as of April 19, 2021, 90% probability for the Mandatory Conversion and 10% probability for the Optional / Maturity Conversion.

The Optional / Maturity Conversion was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	3.94
Volatility	164.02%
Share price	0.058
Conversion price	*
Fair value	$5,101

●	The lower of (i) 0.05 (ii) the volume weighted average price (VWAP) of the last 20 trading days for the Ordinary Stock as reported in the OTC market prior to the conversion.

The Mandatory Conversion was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	0.04
Volatility	112.1%
Share price	0.058
Conversion price	*
Fair value	$4,976

●	The lower of (i) 0.05 (ii) the volume weighted average price (VWAP) of the last 20 trading days for the Ordinary Stock as reported in the OTC market prior to the conversion.

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of issuance dates was $4,989.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 3 – INVESTMENT PROVISTA DIAGNOSTIC, INC (continue)

The following table summarizes the total purchase price and purchase price allocation:

U.S. dollars in thousands
Unaudited

Cash payment	$2,500
Consideration in Shares	1,699
Fair value of convertible promissory note	4,989
Total purchase price	$9,188

Cash and cash equivalents	$73
Trade receivables	66
Property and equipment, net	183
Security deposit	3
Technology intangible asset (*)	1,500
Total identifiable assets	1,825

Accounts payable	(82)
Deferred tax liability	(315)
Due to related party	(1)
Total liability assumed	(398)

Total goodwill (**)	$7,761

(*)	Technology intangible asset is amortized using “Relief from Royalty” method over the expected future use (2031). During the year ended December 31, 2021, the Company has not recorded amortization expenses related to the intangible assets.
(**)	Goodwill is tested for impairment using a third party appraiser as of each balance sheet date. During the year ended December 31, 2021 the Company recorded $1,545 of impairment losses.

Unaudited pro forma results of operations for years ended December 31, 2021 and 2020 are included below as if the acquisition of the Provista’s business occurred on January 1, 2020. This summary of the unaudited pro forma results of operations is not necessarily indicative of what the Company’s results of operations would have been had the Provista Business been acquired at the beginning of 2020, nor does it purport to represent results of operations for any future periods.

	Year ended December 31,	Year ended December 31,
	2021	2020
	(unaudited)	(unaudited)
Revenues	$12,410	$5,164
Net loss	(40,671)	(17,603)
Basic and diluted net loss per share	(0.06)	(0.04)

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)